EMPLOYEE BENEFITS (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Defined benefit plan forecast future benefit payment	R$ 2,959,787	R$ 2,918,026
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Year 1	360,546	349,582
Year 2	332,116	325,518
Year 3	322,471	316,201
Year 4	311,975	306,861
Year 5	301,430	296,668
Next 5 years	R$ 1,331,249	R$ 1,323,196